Consolidated Balance Sheet (Detail) (USD $) In Thousands, unless otherwise specified	Oct. 05, 2013	Dec. 29, 2012	Oct. 06, 2012	Dec. 31, 2011	Jan. 01, 2011	Jan. 02, 2010
Current assets:
Cash and cash equivalents	$ 29,802	$ 32,422	$ 32,275	$ 19,181	$ 17,419	$ 19,722
Accounts receivable, net	66,716	53,475		55,987
Intercompany receivables
Inventory, net	134,827	125,487		115,309
Prepaid expenses and other current assets	14,036	9,323		12,990
Income taxes refundable	252	237		285
Current deferred tax assets	1,924	1,924		1,971
Total current assets	247,557	222,868		205,723
Property and equipment, net	341,779	350,649		358,263
Goodwill	19,308	15,002		462
Intangible assets, net	68,144	74,498		71,663
Other assets	18,467	12,985		11,101
Investment in subsidiaries
Total assets	695,255	676,002		647,212
Current liabilities:
Accounts payable	78,602	77,460		75,608
Intercompany payables
Accrued expenses and other current liabilities	87,784	75,740		74,677
Current portion of capital lease obligations	14,063	14,357		12,701
Current portion of long-term debt	2,307	2,271		434
Current deferred tax liabilities
Total current liabilities	182,756	169,828		163,420
Capital lease obligations	139,704	149,503		159,814
Long-term debt	657,686	495,446		355,240
Other long-term liabilities	39,097	38,871		23,893
Non-current deferred tax liabilities	6,808	5,626		4,309
Total liabilities	1,026,051	859,274		706,676
Total shareholders' (deficit) equity	(330,796)	(183,272)		(59,464)	(65,511)	(38,801)
Total liabilities and shareholders' (deficit) equity	695,255	676,002		647,212
Tops Holding II Corporation [Member]
Current assets:
Cash and cash equivalents	6,807
Accounts receivable, net
Intercompany receivables
Inventory, net
Prepaid expenses and other current assets
Income taxes refundable
Current deferred tax assets
Total current assets	6,807
Property and equipment, net
Goodwill
Intangible assets, net
Other assets	6,736
Investment in subsidiaries	(188,454)	(181,474)		(58,293)
Total assets	(174,911)	(181,474)		(58,293)
Current liabilities:
Accounts payable
Intercompany payables
Accrued expenses and other current liabilities	7,293	1,798		1,171
Current portion of capital lease obligations
Current portion of long-term debt
Current deferred tax liabilities
Total current liabilities	7,293	1,798		1,171
Capital lease obligations
Long-term debt	148,592
Other long-term liabilities
Non-current deferred tax liabilities
Total liabilities	155,885	1,798		1,171
Total shareholders' (deficit) equity	(330,796)	(183,272)		(59,464)
Total liabilities and shareholders' (deficit) equity	(174,911)	(181,474)		(58,293)
Tops Holding LLC [Member]
Current assets:
Cash and cash equivalents
Accounts receivable, net
Intercompany receivables
Inventory, net
Prepaid expenses and other current assets
Income taxes refundable
Current deferred tax assets
Total current assets
Property and equipment, net
Goodwill
Intangible assets, net
Other assets
Investment in subsidiaries	(182,973)	(176,724)		(54,493)
Total assets	(182,973)	(176,724)		(54,493)
Current liabilities:
Accounts payable
Intercompany payables	5,481	4,750		3,800
Accrued expenses and other current liabilities
Current portion of capital lease obligations
Current portion of long-term debt
Current deferred tax liabilities
Total current liabilities	5,481	4,750		3,800
Capital lease obligations
Long-term debt
Other long-term liabilities
Non-current deferred tax liabilities
Total liabilities	5,481	4,750		3,800
Total shareholders' (deficit) equity	(188,454)	(181,474)		(58,293)
Total liabilities and shareholders' (deficit) equity	(182,973)	(176,724)		(54,493)
Tops Markets, LLC [Member]
Current assets:
Cash and cash equivalents	22,164	31,586	31,380	18,351	16,689	19,712
Accounts receivable, net	54,138	42,578		44,809
Intercompany receivables	5,481	4,750		3,800
Inventory, net	99,714	91,298		79,972
Prepaid expenses and other current assets	11,563	7,352		10,654
Income taxes refundable	252	237		285
Current deferred tax assets	1,316	1,316		1,363
Total current assets	194,628	179,117		159,234
Property and equipment, net	277,111	280,643		282,207
Goodwill	19,308	15,002		462
Intangible assets, net	62,327	67,262		62,684
Other assets	41,413	36,811		27,687
Investment in subsidiaries	130,280	121,350		110,306
Total assets	725,067	700,185		642,580
Current liabilities:
Accounts payable	61,110	60,429		58,359
Intercompany payables	65,714	50,835		15,556
Accrued expenses and other current liabilities	63,136	51,981		57,537
Current portion of capital lease obligations	13,622	13,955		12,348
Current portion of long-term debt	2,276	2,271		434
Current deferred tax liabilities
Total current liabilities	205,858	179,471		144,234
Capital lease obligations	137,055	146,510		156,456
Long-term debt	511,554	498,487		358,281
Other long-term liabilities	33,233	33,284		20,262
Non-current deferred tax liabilities	19,532	18,350		17,033
Total liabilities	907,232	876,102		696,266
Total shareholders' (deficit) equity	(182,165)	(175,917)		(53,686)
Total liabilities and shareholders' (deficit) equity	725,067	700,185		642,580
Guarantor Subsidiaries [Member]
Current assets:
Cash and cash equivalents	831	836	895	830	730	10
Accounts receivable, net	12,578	10,897		11,178
Intercompany receivables	65,714	50,835		15,556
Inventory, net	35,113	34,189		35,337
Prepaid expenses and other current assets	2,473	1,971		2,336
Income taxes refundable
Current deferred tax assets
Total current assets	116,709	98,728		65,237
Property and equipment, net	64,668	70,006		76,056
Goodwill
Intangible assets, net	5,817	7,236		8,979
Other assets	3,041	3,041		3,041
Investment in subsidiaries
Total assets	190,235	179,011		153,313
Current liabilities:
Accounts payable	17,492	17,031		17,249
Intercompany payables
Accrued expenses and other current liabilities	18,097	22,705		16,713
Current portion of capital lease obligations	441	402		353
Current portion of long-term debt	31
Current deferred tax liabilities	11	11		11
Total current liabilities	36,072	40,149		34,326
Capital lease obligations	2,649	2,993		3,358
Long-term debt	581
Other long-term liabilities	5,864	5,587		3,631
Non-current deferred tax liabilities	14,789	8,932		1,692
Total liabilities	59,955	57,661		43,007
Total shareholders' (deficit) equity	130,280	121,350		110,306
Total liabilities and shareholders' (deficit) equity	190,235	179,011		153,313
Eliminations [Member]
Current assets:
Cash and cash equivalents
Accounts receivable, net
Intercompany receivables	(71,195)	(55,585)		(19,356)
Inventory, net
Prepaid expenses and other current assets
Income taxes refundable
Current deferred tax assets	608	608		608
Total current assets	(70,587)	(54,977)		(18,748)
Property and equipment, net
Goodwill
Intangible assets, net
Other assets	(32,723)	(26,867)		(19,627)
Investment in subsidiaries	241,147	236,848		2,480
Total assets	137,837	155,004		(35,895)
Current liabilities:
Accounts payable
Intercompany payables	(71,195)	(55,585)		(19,356)
Accrued expenses and other current liabilities	(742)	(744)		(744)
Current portion of capital lease obligations
Current portion of long-term debt
Current deferred tax liabilities	(11)	(11)		(11)
Total current liabilities	(71,948)	(56,340)		(20,111)
Capital lease obligations
Long-term debt	(3,041)	(3,041)		(3,041)
Other long-term liabilities
Non-current deferred tax liabilities	(27,513)	(21,656)		(14,416)
Total liabilities	(102,502)	(81,037)		(37,568)
Total shareholders' (deficit) equity	240,339	236,041		1,673
Total liabilities and shareholders' (deficit) equity	$ 137,837	$ 155,004		$ (35,895)